Summary of Significant Accounting Policies, Premises and Equipment, Goodwill, MSR, EPS and Restrictions on Cash (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Finance lease	$ 0	$ 0
Goodwill [Abstract]
Goodwill impairment	0	0
Mortgage Servicing Rights [Abstract]
MSR assets	$ 355	$ 403
Earnings Per Share [Abstract]
Number of weighted average common shares outstanding (in shares)	4,736,820	4,774,607
Restrictions on Cash [Abstract]
Restricted cash	$ 66,599	$ 113,136
Federal funds rate	4.40%	5.40%
Minimum [Member]
Property, Plant and Equipment [Abstract]
Operating lease term	16 months
Maximum [Member]
Property, Plant and Equipment [Abstract]
Operating lease term	16 years 8 months 12 days
Operating lease renewal term	15 years
Equipment Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, useful life	3 years
Equipment Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, useful life	8 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, useful life	7 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, useful life	39 years